Nationwide Life Insurance Company: • Nationwide Variable Account-8

Prospectus supplement dated May 1, 2007
This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective May 1, 2007 the following underlying mutual funds are available as investment options:

Legg Mason Partners Variable Equity Trust - Legg Mason Variable Capital and Income Portfolio: Class I
Investment Adviser:                                                        Legg Mason Partners Fund Advisor, LLC

Investment Objective:                                                        Seeks total return.

Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Fundamental Value Portfolio: Class I
Investment Adviser:                                                        Legg Mason Partners Fund Advisor, LLC

Sub-adviser:                                                                        ClearBridge
Investment Objective:                                                        Long-term capital growth with current income as a secondary consideration.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.

Investment Objective:                                                        Long-term capital growth.

2.	Effective May 1, 2007, the following underlying mutual funds are available as investment options:

Old Fund Name	New Fund Name
Legg Mason Partners Variable Portfolios III, Inc.	Legg Mason Partners Variable Trust Income Trust
Legg Mason Partners Variable Global High Yield Bond Portfolio- Class I	Legg Mason Partners Variable Global High Yield Bond Portfolio- Class I

Gartmore Variable Insurance Trust (GVIT)	Nationwide Variable Insurance Trust (NVIT)
Federated GVIT High Income Bond Fund-Class I	Federated NVIT High Income Bond Fund-Class I
Gartmore GVIT Emerging Markets Fund-Class I	Gartmore NVIT Emerging Markets Fund-Class I
Gartmore GVIT Emerging Markets Fund-Class III	Gartmore NVIT Emerging Markets Fund-Class III
Gartmore GVIT Global Technology and Communications Fund-Class I	Nationwide NVIT Global Technology and Communications Fund-Class I
Gartmore GVIT Global Technology and Communications Fund-Class III	Nationwide NVIT Global Technology and Communications Fund-Class III
Gartmore GVIT Government Bond Fund-Class I	Nationwide NVIT Government Bond Fund-Class I
Gartmore GVIT Growth Fund-Class I	Nationwide NVIT Growth Fund-Class I
Gartmore GVIT International Growth Fund-Class I	Gartmore NVIT International Growth Fund-Class I
Gartmore GVIT International Growth Fund-Class III	Gartmore NVIT International Growth Fund-Class III

Gartmore GVIT Investor Destinations Funds: Class II	Nationwide NVIT Investor Destinations Funds: Class II
Gartmore GVIT Investor Destinations Aggressive Fund- Class II	Nationwide NVIT Investor Destinations Aggressive Fund- Class II
Gartmore GVIT Investor Destinations Conservative Fund- Class II	Nationwide NVIT Investor Destinations Conservative Fund- Class II
Gartmore GVIT Investor Destinations Moderate Fund- Class II	Nationwide NVIT Investor Destinations Moderate Fund- Class II
Gartmore GVIT Investor Destinations Moderately Aggressive Fund-Class II	Nationwide NVIT Investor Destinations Moderately Aggressive Fund-Class II

Old Fund Name	New Fund Name
Gartmore GVIT Investor Destinations Moderately Conservative Fund-Class II	Nationwide NVIT Investor Destinations Moderately Conservative Fund-Class II
Gartmore GVIT Mid Cap Growth Fund-Class I	Nationwide NVIT Mid Cap Growth Fund-Class I
Gartmore GVIT Money Market Fund-Class I	Nationwide NVIT Money Market Fund-Class I
Gartmore GVIT Nationwide Fund-Class I	NVIT Nationwide Fund-Class I
Gartmore GVIT Worldwide Leaders Fund-Class I	Gartmore NVIT Worldwide Leaders Fund-Class I
Gartmore GVIT Worldwide Leaders Fund-Class III	Gartmore NVIT Worldwide Leaders Fund-Class III
GVIT Mid Cap Index Fund-Class I	NVIT Mid Cap Index Fund-Class I
GVIT Small Cap Growth Fund-Class I	Nationwide Multi-Manager NVIT Small Cap Growth Fund- Class I
GVIT Small Cap Value Fund-Class I	Nationwide Multi-Manager NVIT Small Cap Value Fund- Class I
GVIT Small Company Fund-Class I	Nationwide Multi-Manager NVIT Small Company Fund-Class I
Van Kampen GVIT Comstock Value Fund-Class I	Van Kampen NVIT Comstock Value Fund-Class I